Prepayments And Other Current Assets - Schedule of Prepayments and Other Current Assets, Net (Details)		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Deposits		$ 441,984	$ 56,304	$ 421,157
Prepayments to suppliers		1,591,141	202,696	3,549,283
Prepaid expenses	[1]	21,229,981	2,704,490	28,391,667
Input VAT		1,564,793	199,339	2,475,923
Others		389,822	49,660	627,725
Total		25,217,721	3,212,489	35,465,755
Less: non-current portion		(9,804,167)	(1,248,954)	(14,191,667)
Current portion		$ 15,413,554	$ 1,963,535	$ 21,274,088

[1]	The prepaid expenses mainly represented the amount prepaid to service providers for advertising, marketing and consultancy services of the Company for a period ranging from one to three years. The amounts paid were non-refundable and non-cancellable and will be charged to the unaudited interim condensed consolidated statements of operations and comprehensive income (loss) over the service period in which the services are expected to be evenly received during the service periods.